Risk Management - Summary of Credit Default Swap Protection Sold (Detail) - CAD	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 336,773,000,000	CAD 370,198,000,000
Credit default swaps [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	606,000,000	662,000,000
Fair value	CAD 14,000,000	CAD 18,000,000
Weighted average maturity (in years)	3 years	4 years
Credit default swaps [Member] | AAA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 13,000,000	CAD 13,000,000
Weighted average maturity (in years)	1 year	2 years
Credit default swaps [Member] | AA [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 35,000,000	CAD 37,000,000
Fair value	CAD 1,000,000	CAD 1,000,000
Weighted average maturity (in years)	2 years	3 years
Credit default swaps [Member] | A [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 408,000,000	CAD 457,000,000
Fair value	CAD 10,000,000	CAD 13,000,000
Weighted average maturity (in years)	3 years	4 years
Credit default swaps [Member] | BBB [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 150,000,000	CAD 155,000,000
Fair value	CAD 3,000,000	CAD 4,000,000
Weighted average maturity (in years)	2 years	3 years
Credit default swaps [Member] | Single name CDSs [Member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [Line Items]
Notional amount	CAD 606,000,000	CAD 662,000,000
Fair value	CAD 14,000,000	CAD 18,000,000
Weighted average maturity (in years)	3 years	4 years